UNREALIZED LOSSES ON SECURITIES (Tables)	12 Months Ended
Jun. 30, 2016
Unrealized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments [Abstract]
Schedule of Gross Unrealized Losses and Fair Value

	2016
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses	Value	Losses
	(Dollars in Thousands)
Corporate debt securities	$15,986	$(18)	$3,327	$(9)	$6,243	$(13)	$25,556	$(40)
Foreign Debt Securities [1]	4,646	(2)	—	—	—	—	4,646	(2)
Collateralized mortgage obligations:
Agency	—	—	17,862	(136)	31,769	(777)	49,631	(913)

Total	$20,632	$(20)	$21,189	$(145)	$38,012	$(790)	$79,833	$(955)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

	2015
	Less Than Six Months		Six through Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses	Value	Losses
	(Dollars in Thousands)
Corporate debt securities	$28,284	$(88)	$1,285	$(5)	$—	$—	$29,569	$(93)
Foreign Debt Securities [1]	4,780	(16)	501	(1)	—	—	5,281	(17)
U.S. government agency securities	21,318	(94)	—	—	—	—	21,318	(94)
Obligations of states and political subdivisions	697	(5)	—	—	—	—	697	(5)
Collateralized mortgage obligations:
Agency	22,504	(121)	21,243	(663)	16,092	(125)	59,839	(909)

Total	$77,583	$(324)	$23,029	$(669)	$16,092	$(125)	$116,704	$(1,118)

Schedule of Changes in the Credit Loss

	Twelve Months Ended
	June 30,
	2016	2015
	(Dollars in Thousands)
Beginning balance	$248	$302
Initial credit impairment	—	—
Subsequent credit impairment	—	—
Reductions for amounts recognized in earnings due to intent or requirement to sell	—	—
Reductions for securities sold	—	—
Reduction for actual realized losses	(29)	(54)
Reduction for increase in cash flows expected to be collected	—	—
Bank of America settlement	80	—

Ending Balance	$299	$248